Remaining performance obligations	12 Months Ended
Dec. 31, 2018
Revenue From Contract With Customer1 [Abstract]
Remaining performance obligations

Note 13	Contract assets and liabilities

The table below provides a reconciliation of the significant changes in the contract assets and the contract liabilities balances.

	Contract Assets (1)		Contract liabilities
FOR THE YEAR ENDED DECEMBER 31	2018	2017	2018	2017
Opening balance, January 1	1,263	1,121	894	848
Revenue recognized included in contract liabilities at the beginning of the year	—	—	(625)	(634)
Revenue recognized from contract liabilities included in contract assets at the beginning of the year	154	139	—	—
Increase in contract liabilities during the year	—	—	628	658
Increase in contract liabilities included in contract assets during the year	(168)	(144)	—	—
Increase in contract assets from revenue recognized during the year	1,770	1,483	—	—
Contract assets transferred to trade receivables	(1,321)	(1,172)	—	—
Acquisitions	—	50	13	29
Contract terminations transferred to trade receivables	(219)	(207)	(4)	(2)
Other	14	(7)	(7)	(5)
Ending balance, December 31	1,493	1,263	899	894
(1) Net of allowance for doubtful accounts of $91 million, $96 million and $92 million at December 31,2018, December 31, 2017 and January 1, 2017, respectively. See Note 26, Financial and capital management , for additional details.

Note 14	Contract costs

The table below provides a reconciliation of the contract costs balance.

FOR THE YEAR ENDED DECEMBER 31	2018	2017
Opening balance, January 1	636	618
Incremental costs of obtaining a contract and contract fulfillment costs	567	526
Amortization included in operating costs	(477)	(508)
Impairment charges included in operating costs	(19)	—
Ending balance, December 31	707	636

Contract costs are amortized over a period ranging from 12 to 84 months.

Note 30	Remaining performance obligations
The following table includes revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at December 31, 2018.

	2019	2020	2021	2022	2023	THEREAFTER	TOTAL
Wireline	1,261	821	512	261	81	80	3,016
Wireless	1,737	781	93	44	33	57	2,745
Total	2,998	1,602	605	305	114	137	5,761

When estimating minimum transaction prices allocated to the remaining unfulfilled, or partially unfulfilled, performance obligations, BCE applied the practical expedient to not disclose information about remaining performance obligations that have an original expected duration of one year or less and for those contracts where we bill the same value as that which is transferred to the customer.

Note 34	Adoption of IFRS 15

As a result of adopting IFRS 15, we have changed the comparative figures for the year ended December 31, 2017 and the opening statement of financial position as at January 1, 2017. The impacts of adopting IFRS 15 on our previously reported 2017 results are provided below.

Consolidated income statements

The table below shows the impacts of adopting IFRS 15 on our previously reported 2017 consolidated income statements.

	YEAR ENDED DECEMBER 31, 2017
(IN MILLIONS OF CANADIAN DOLLARS, EXCEPT SHARE AMOUNTS)	2017 as previously reported	IFRS 15 impacts	2017 upon adoption of IFRS 15
Operating revenues	22,719	38	22,757
Operating costs	(13,541)	66	(13,475)
Severance, acquisition and other costs	(190)	—	(190)
Depreciation	(3,037)	3	(3,034)
Amortization	(813)	3	(810)
Finance costs
Interest expense	(955)	—	(955)
Interest on post-employment benefit obligations	(72)	—	(72)
Other expense	(102)	—	(102)
Income taxes	(1,039)	(30)	(1,069)
Net earnings	2,970	80	3,050

Net earnings attributable to:
Common shareholders	2,786	80	2,866
Preferred shareholders	128	—	128
Non-controlling interest	56	—	56
Net earnings	2,970	80	3,050

Net earnings per common share - basic	3.12	0.08	3.20
Net earnings per common share - diluted	3.11	0.09	3.20
Average number of common shares outstanding - basic (millions)	894.3	—	894.3

Consolidated statement of financial position
The table below shows the impacts of adopting IFRS 15 on our previously reported 2017 consolidated statement of financial position.

FOR THE YEAR ENDED DECEMBER 31	2017 as previously reported	IFRS 15 impacts	Reclassifications(1)	2017 upon adoption of IFRS 15
Cash	442	—	—	442
Cash equivalents	183	—	—	183
Trade and other receivables	3,135	9	(15)	3,129
Inventory	380	—	—	380
Contract assets	—	923	(91)	832
Contract costs	—	206	144	350
Prepaid expenses	375	—	(158)	217
Other current assets	124	—	(2)	122
Total current assets	4,639	1,138	(122)	5,655
Contract assets	—	400	31	431
Contract costs	—	162	124	286
Property, plant and equipment	24,033	(4)	—	24,029
Intangible assets	13,305	—	(47)	13,258
Deferred tax assets	144	—	—	144
Investments in associates and joint ventures	814	—	—	814
Other non-current assets	900	—	(143)	757
Goodwill	10,428	—	—	10,428
Total non-current assets	49,624	558	(35)	50,147
Total assets	54,263	1,696	(157)	55,802
Trade payables and other liabilities	4,623	—	(748)	3,875
Contract liabilities	—	97	596	693
Interest payable	168	—	—	168
Dividends payable	678	—	—	678
Current tax liabilities	140	—	—	140
Debt due within one year	5,178	—	—	5,178
Total current liabilities	10,787	97	(152)	10,732
Contract liabilities	—	34	167	201
Long-term debt	18,215	—	—	18,215
Deferred tax liabilities	2,447	423	—	2,870
Post-employment benefit obligations	2,108	—	—	2,108
Other non-current liabilities	1,223	—	(172)	1,051
Total non-current liabilities	23,993	457	(5)	24,445
Total liabilities	34,780	554	(157)	35,177
Preferred shares	4,004	—	—	4,004
Common shares	20,091	—	—	20,091
Contributed surplus	1,162	—	—	1,162
Accumulated other comprehensive loss	(17)	—	—	(17)
Deficit	(6,080)	1,142	—	(4,938)
Total equity attributable to BCE shareholders	19,160	1,142	—	20,302
Non- controlling interest	323	—	—	323
Total equity	19,483	1,142	—	20,625
Total liabilities and equity	54,263	1,696	(157)	55,802
(1) We have reclassified some of the amounts for previous periods to conform with IFRS 15 presentation requirements.

The table below shows the impacts of adopting IFRS 15 on our January 1, 2017 consolidated statement of financial position.

AS AT	January 1, 2017	IFRS 15 impacts	Reclassifications(1)	January 1, 2017 upon adoption of IFRS 15
Cash	603	—	—	603
Cash equivalents	250	—	—	250
Trade and other receivables	2,979	11	(2)	2,988
Inventory	403	—	—	403
Contract assets	—	851	(113)	738
Contract costs	—	195	148	343
Prepaid expenses	420	—	(189)	231
Other current assets	200	—	(2)	198
Total current assets	4,855	1,057	(158)	5,754
Contract assets	—	357	26	383
Contract costs	—	151	124	275
Property, plant and equipment	22,346	(5)	—	22,341
Intangible assets	11,998	—	—	11,998
Deferred tax assets	89	—	—	89
Investments in associates and joint ventures	852	—	—	852
Other non-current assets	1,010	—	(113)	897
Goodwill	8,958	—	—	8,958
Total non-current assets	45,253	503	37	45,793
Total assets	50,108	1,560	(121)	51,547
Trade payables and other liabilities	4,326	—	(655)	3,671
Contract liabilities	—	71	574	645
Interest payable	156	—	—	156
Dividends payable	617	—	—	617
Current tax liabilities	122	—	—	122
Debt due within one year	4,887	—	—	4,887
Total current liabilities	10,108	71	(81)	10,098
Contract liabilities	—	34	169	203
Long-term debt	16,572	—	—	16,572
Deferred tax liabilities	2,192	393	—	2,585
Post-employment benefit obligations	2,105	—	—	2,105
Other non-current liabilities	1,277	—	(209)	1,068
Total non-current liabilities	22,146	427	(40)	22,533
Total liabilities	32,254	498	(121)	32,631
Preferred shares	4,004	—	—	4,004
Common shares	18,370	—	—	18,370
Contributed surplus	1,160	—	—	1,160
Accumulated other comprehensive income	46	—	—	46
Deficit	(6,040)	1,062	—	(4,978)
Total equity attributable to BCE shareholders	17,540	1,062	—	18,602
Non- controlling interest	314	—	—	314
Total equity	17,854	1,062	—	18,916
Total liabilities and equity	50,108	1,560	(121)	51,547
(1) We have reclassified some of the amounts for previous periods to conform with IFRS 15 presentation requirements.

The table below provides a reconciliation of our deficit at January 1, 2017 and December 31, 2017 from amounts previously reported in 2017 to the amounts reported under IFRS 15. All amounts are after tax.

	AT DECEMBER 31, 2017	AT JANUARY 1, 2017
Total deficit as previously reported	(6,080)	(6,040)
Timing of revenue recognition	873	809
Cost to obtain a contract	269	253
Total deficit upon adoption of IFRS 15	(4,938)	(4,978)

Consolidated statement of cash flows
The table below shows the impacts of adopting IFRS 15 on select line items of our previously reported 2017 statement of cash flows.

	YEAR ENDED DECEMBER 31, 2017
	2017 as previously reported	IFRS 15 impacts	2017 upon adoption of IFRS 15
Cash flows from operating activities
Net earnings	2,970	80	3,050
Depreciation and amortization	3,850	(6)	3,844
Income taxes	1,039	30	1,069
Net change in operating assets and liabilities	480	(104)	376
Cash flows from operating activities	7,358	—	7,358

Revenues by services and products

The following table shows the impacts of adopting IFRS 15 on our revenues disaggregated by type.

FOR THE YEAR ENDED DECEMBER 31	2017 as previously reported	IFRS 15 impacts	Other (3)	2017 upon adoption of IFRS 15
Services(1)
Wireless	7,308	(1,260)	—	6,048
Data	7,146	(5)	51	7,192
Voice	3,800	3	165	3,968
Media	2,676	—	—	2,676
Other services	213	(2)	—	211
Total services	21,143	(1,264)	216	20,095
Products(2)
Wireless	530	1,303	—	1,833
Data	519	1	(110)	410
Equipment and other	527	(2)	(106)	419
Total products	1,576	1,302	(216)	2,662
Total operating revenues	22,719	38	—	22,757
(1) Our service revenues are generally recognized over time.
(2) Our product revenues are generally recognized at a point in time.
(3) We have reclassified some of the amounts for previous periods to make them consistent with the presentation for the current period.